Segment, Geographic and Other Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment, Geographic and Other Information
4.	Segment, Geographic and Other Information

(1)	Segment determination and explanation of the measurements
The Company’s operating segments are its business components that generate discrete financial information that is reported to and regularly reviewed by chief operating decision makers of the Company including but not limited to the Chief Executive Officer, for the purpose of resource allocation and assessment of segment performance. The Company’s reportable segments are ‘Transmission and distribution’, ‘Electric power generation (Nuclear)’, ‘Electric power generation
(Non-nuclear)’,
‘Plant maintenance & engineering service’ and ‘Others’; others mainly represent the business unit that manages the Company’s foreign operations.
Segment operating profit or loss is determined the same way that consolidated operating profit or loss is determined under IFRS without any adjustment for corporate allocations. The accounting policies used by each segment are consistent with the accounting policies used in the preparation of the consolidated financial statements. Segment assets and liabilities are determined based on separate financial statements of the entities instead of on a consolidated basis. There are various transactions between the reportable segments, including sales of property, plant and equipment and so on, that are conducted on an arm’s-length
basis at market prices that would be applicable to an independent third party. For subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated in the consolidating adjustments in the tables below. In addition, consolidation adjustments in the table below include adjustments of the amount of investment in associates and joint ventures from the cost basis amount reflected in segment assets to that determined using equity method in the consolidated financial statements.

(2)	Financial information of the segments for the years ended December 31, 2021, 2022 and 2023, respectively, are as follows:

		2021
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	58,999,388	1,672,776	57,326,612	3,990,464	36,831	678,986	391,116	193,412	202,262	1,194,643		(7,244,319)
Electric power generation (Nuclear)		9,324,391	9,207,516	116,875	3,611,594	22,209	477,512	(18,146)	86,730	—	680,358		762,164
Electric power generation (Non-nuclear)		25,928,596	24,518,167	1,410,429	4,182,470	22,226	624,391	109,765	121,020	5,672	285,152		370,440
Plant maintenance & engineering service		2,805,785	2,370,900	434,885	121,493	9,515	933	11,849	94,269	—	213,500		245,360
Others		2,018,997	1,295,423	723,574	159,222	158,680	162,345	—	52,698	—	2,981		208,139
Consolidation adjustments		(39,064,782)	(39,064,782)	—	(122,751)	(27,587)	(29,710)	—	(36,187)	—	89,818		(64,775)

	￦	60,012,375	—	60,012,375	11,942,492	221,874	1,914,457	494,584	511,942	207,934	2,466,452		(5,722,991)

Finance income													1,402,614

Finance expense													(3,245,777)

Gain related to associates, joint ventures and subsidiaries													494,584

Loss before income tax												￦	(7,071,570)

		2022
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	68,239,707	1,922,354	66,317,353	4,130,004	67,076	1,420,802	980,146	180,114	157,784	611,534		(33,623,874)
Electric power generation (Nuclear)		10,386,091	10,254,271	131,820	4,034,774	45,789	557,218	(753)	82,466	—	624,221		761,109
Electric power generation (Non-nuclear)		41,944,339	39,252,851	2,691,488	4,091,081	53,242	694,559	329,112	140,067	—	619,947		289,001
Plant maintenance & engineering service		2,975,062	2,516,699	458,363	123,168	14,003	1,405	1,886	82,070	—	213,671		239,529
Others		2,750,231	1,803,231	947,000	211,719	195,966	195,860	—	53,017	3,125	9,463		333,547
Consolidation adjustments		(55,749,406)	(55,749,406)	—	(129,334)	(35,323)	(51,298)	—	(52,034)	—	68,143		(239,843)

	￦	70,546,024	—	70,546,024	12,461,412	340,753	2,818,546	1,310,391	485,700	160,909	2,146,979		(32,240,531)

Finance income													1,833,312

Finance expense													(4,746,791)

Gain related to associates, joint ventures and subsidiaries													1,310,391

Loss before income tax												￦	(33,843,619)

		2023
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	85,082,542	1,728,602	83,353,940	4,258,909	92,380	2,826,916	314,373	127,038	182,742	419,564		(6,153,936)
Electric power generation (Nuclear)		10,798,378	10,666,260	132,118	4,403,610	69,209	687,743	(2,639)	62,280	—	585,630		819,838
Electric power generation (Non-nuclear)		35,159,641	32,253,979	2,905,662	4,180,939	65,403	741,282	301,681	109,151	13,863	352,058		929,210
Plant maintenance & engineering service		3,091,022	2,626,190	464,832	129,628	23,638	1,270	(389)	52,890	—	206,215		355,284
Others		2,175,972	1,556,114	619,858	204,322	226,243	258,877	—	48,105	92	444		89,302
Consolidation adjustments		(48,831,145)	(48,831,145)	—	(145,145)	(47,253)	(64,429)	—	(40,734)	—	47,171		(284,714)

	￦	87,476,410	—	87,476,410	13,032,263	429,620	4,451,659	613,026	358,730	196,697	1,611,082		(4,245,016)

Finance income													1,425,031

Finance expense													(5,347,018)

Gain related to associates, joint ventures and subsidiaries													613,026

Loss before income tax												￦	(7,553,977)

(3)	Information related to segment assets and segment liabilities as of and for the years ended December 31, 2022 and 2023 are as follows:

		2022
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	131,023,727	5,678,141	6,055,179	108,963,058
Electric power generation (Nuclear)		69,129,625	143,304	2,008,409	42,843,974
Electric power generation (Non-nuclear)		69,468,039	3,113,918	3,547,815	40,428,907
Plant maintenance & engineering service		4,051,157	56,685	200,338	1,272,408
Others		12,895,981	—	839,885	5,796,718

Segment totals		286,568,529	8,992,048	12,651,626	199,305,065

Consolidation adjustments:
Elimination of inter-segment amounts		(43,801,723)	—	(38,633)	(9,304,648)
Equity method adjustment		2,859,623	—	—	—
Deferred taxes		(452)	—	—	2,801,832
Others		(10,820,983)	—	—	2,489

		(51,763,535)	—	(38,633)	(6,500,327)

Consolidated totals	￦	234,804,994	8,992,048	12,612,993	192,804,738

		2023
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	138,838,342	5,872,000	7,636,677	120,181,250
Electric power generation (Nuclear)		70,535,018	169,155	3,070,528	45,660,916
Electric power generation (Non-nuclear)		66,265,884	3,567,345	3,490,863	38,415,202
Plant maintenance & engineering service		4,271,409	54,088	203,352	1,549,863
Others		13,378,229	—	736,155	6,480,959

Segment totals		293,288,882	9,662,588	15,137,575	212,288,190

Consolidation adjustments:
Elimination of inter-segment amounts		(46,071,077)	—	(390,686)	(11,463,805)
Equity method adjustment		2,997,016	—	—	—
Deferred taxes		1,636	—	—	1,629,280
Others		(10,501,492)	—	—	(3,450)

		(53,573,917)	—	(390,686)	(9,837,975)

Consolidated totals	￦	239,714,965	9,662,588	14,746,889	202,450,215

(4)	Geographic information
Electricity sales, the main operations of the Company, are conducted in the Republic of Korea. The following information on revenue from external customers and non-current assets is determined by the location of the customers and of the assets:

		Revenue from external customers			Non-current assets (*2)
Geographical unit		2021	2022	2023	2021	2022	2023
		In millions of won
Domestic	￦	58,771,252	69,142,730	86,242,808	178,760,564	183,707,117	186,384,115
Overseas (*1)		1,241,123	1,403,294	1,233,602	3,572,784	4,724,416	4,822,845

	￦	60,012,375	70,546,024	87,476,410	182,333,348	188,431,533	191,206,960

(*1)
Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current asse
ts attributable to particular countries are not material, they are not disclosed individually.

(*2)	The amounts exclude financial assets and deferred tax assets.

(5)	Information on significant customers
There is no single customer which accounts for 10% or more of the Company’s revenue for the years ended December 31, 2021, 2022 and 2023.